Description of business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	55.10%	54.00%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.40%	24.10%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.70%	18.80%
Account Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	63.80%		55.80%
Account Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	11.80%		20.40%
Account Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	12.40%		17.70%